Summary of Significant Accounting Policies (Details 4) (USD $)							12 Months Ended				9 Months Ended
	Dec. 31, 2013	Dec. 15, 2011 Series B-1 convertible preferred stock	Jul. 08, 2011 Series B-1 convertible preferred stock	Dec. 15, 2011 Series B convertible preferred stock	Jul. 08, 2011 Series B convertible preferred stock	Jul. 08, 2010 Series B convertible preferred stock	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) Warrants	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) Warrants	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) Warrants Series B-1 convertible preferred stock	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) Warrants Series B convertible preferred stock	Sep. 30, 2014 Significant Unobservable Inputs (Level 3) Warrants Common Stock
Fair value assumptions
Estimated remaining term							1 year 1 month 6 days		3 months	8 years 4 months 24 days	7 years 7 months 2 days
Dividend yield (as a percent)							0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate (as a percent)							0.62%	1.92%	0.38%	2.75%	2.27%
Fair value of underlying instrument (in dollar per share)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.13	$ 1.00	$ 7.00	$ 7.00	$ 6.42
Volatility (as a percent)							71.00%	80.00%	71.00%	70.00%	77.00%